Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories:

($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Raw materials and supplies	$38,347	$37,457
Work-in-process	7,674	10,063
Finished goods	77,105	64,654
	$123,126	$112,174

Inventory write-offs (inclusive of pre-launch inventories detailed below)

($ amounts in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Inventory write-offs	$6,422	$5,951	$10,529	$8,570

The Company capitalizes inventory costs associated with certain products prior to regulatory approval and product launch, based on management's judgment of reasonably certain future commercial use and net realizable value, when it is reasonably certain that the pre-launch inventories will be saleable. The determination to capitalize is made once the Company (or its third party development partners) has filed an ANDA that has been acknowledged by the FDA as containing sufficient information to allow the FDA to conduct its review in an efficient and timely manner and management is reasonably certain that all regulatory and legal hurdles will be cleared. This determination is based on the particular facts and circumstances relating to the expected FDA approval of the generic drug product being considered, and accordingly, the time frame within which the determination is made varies from product to product. The Company could be required to write down previously capitalized costs related to pre-launch inventories upon a change in such judgment, or due to a denial or delay of approval by regulatory bodies, or a delay in commercialization, or other potential factors. Pre-launch inventories at June 30, 2013 were comprised of generic products in development.
Strativa also capitalizes inventory costs associated with in-licensed branded products subsequent to FDA approval but prior to product launch based on management’s judgment of probable future commercial use and net realizable value. We believe that numerous factors must be considered in determining probable future commercial use and net realizable value including, but not limited to, Strativa’s limited number of historical product launches, as well as the ability of third party partners to successfully manufacture commercial quantities of product. Strativa could be required to expense previously capitalized costs related to pre-launch inventory upon a change in such judgment, due to a delay in commercialization, product expiration dates, projected sales volume, estimated selling price or other potential factors. There was no Strativa-related pre-launch inventory at June 30, 2013.
The amounts in the table below represent inventories related to products that were not yet available to be sold and are also included in the total inventory balances presented above.

Pre-Launch Inventories

($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Raw materials and supplies	$6,036	$4,019
Work-in-process	121	655
Finished goods	289	—
	$6,446	$4,674

Write-offs of pre-launch inventories

($ amounts in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Pre-launch inventory write-offs, net of partner allocation	$—	$5,547	$689	$6,507

Inventories:

($ amounts in thousands)

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
Raw materials and supplies	$37,457	$39,331
Work-in-process	10,063	5,330
Finished goods	64,654	61,589
	$112,174	$106,250

Inventory write-offs (inclusive of pre-launch inventories detailed below)
($ amounts in thousands)

	For the Period		For the Year Ended
	September 29, 2012 to	January 1, 2012 to	December 31,	December 31,
	December 31, 2012	September 28, 2012	2011	2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Inventory write-offs	$2,567	$17,209	$7,200	$7,584

Par capitalizes inventory costs associated with certain products prior to regulatory approval and product launch, based on management's judgment of reasonably certain future commercial use and net realizable value, when it is reasonably certain that the pre-launch inventories will be saleable. The determination to capitalize is made once Par (or its third party development partners) has filed an Abbreviated New Drug Application (“ANDA”) that has been acknowledged by the FDA as containing sufficient information to allow the FDA to conduct its review in an efficient and timely manner and management is reasonably certain that all regulatory and legal hurdles will be cleared. This determination is based on the particular facts and circumstances relating to the expected FDA approval of the generic drug product being considered, and accordingly, the time frame within which the determination is made varies from product to product. Par could be required to write down previously capitalized costs related to pre-launch inventories upon a change in such judgment, or due to a denial or delay of approval by regulatory bodies, or a delay in commercialization, or other potential factors. Pre-launch inventories at December 31, 2012 were comprised of generic products in development.
Strativa also capitalizes inventory costs associated with in-licensed branded products subsequent to FDA approval but prior to product launch based on management’s judgment of probable future commercial use and net realizable value. We believe that numerous factors must be considered in determining probable future commercial use and net realizable value including, but not limited to, Strativa’s limited number of historical product launches, as well as the ability of third party partners to successfully manufacture commercial quantities of product. Strativa could be required to expense previously capitalized costs related to pre-launch inventory upon a change in such judgment, due to a delay in commercialization, product expiration dates, projected sales volume, estimated selling price or other potential factors. There was no Strativa-related pre-launch inventory at December 31, 2012.
The amounts in the table below represent inventories related to products that were not yet available to be sold and are also included in the total inventory balances presented above.

Pre-Launch Inventories
($ amounts in thousands)

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
Raw materials and supplies	$4,019	$7,774
Work-in-process	655	346
Finished goods	—	631
	$4,674	$8,751

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Pre-launch inventory write-offs, net of partner allocation	$1,730	$10,208	$1,607	$102